Investments - Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Income from short term investments	¥ 4,264	¥ 8,931	¥ 13,599